Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
21.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	–	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	–
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	–
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Assets and liabilities measured at fair value on a recurring basis
The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2019 and 2018.

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	506	—	506
Investments:
Fund trusts and others	489	241	—	730
Equity securities	16,740	—	—	16,740
Prepaid expenses and other current assets:
Derivatives	—	351	—	351

Total assets	17,229	1,098	—	18,327

Liabilities:
Other current liabilities:
Derivatives	—	2,573	—	2,573

Total liabilities	—	2,573	—	2,573

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	70,500	—	70,500
Short-term investments:
Available-for-sale:
Corporate bonds	630	—	—	630
Investments:
Fund trusts and others	630	408	—	1,038
Equity securities	13,787	—	—	13,787
Prepaid expenses and other current assets:
Derivatives	—	3,143	—	3,143
Total assets	15,047	74,051	—	89,098
Liabilities:
Other current liabilities:
Derivatives	—	766	—	766
Total liabilities	—	766	—	766

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active.
Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.
Assets and liabilities measured at fair value on a nonrecurring basis
There were no significant
assets or liabilities to be measured at fair value on a nonrecurring basis during the year ended December 31, 2019 and 2018.